UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     S & E Partners, L.P.
Address:  660 Madison Avenue, 20th Floor
          New York, NY 10021

Form 13F File Number: 28-04327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Craig Effron
Title: President
Phone: 212-355-5600

Signature, Place, and Date of Signing:


    /s/ Craig Effron              New York, NY                  11/06/01
-------------------------  ---------------------------  ------------------------
        [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

              Form 13F File Number      Name

         28-                            N/A
              -----------------------   ----------------------------------------
              [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      58

Form 13F Information Table Value Total: $147,534,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.        Form 13F File Number                        Name

  01       28-04329                                               Scoggin LLC
------     ---------------------------------------------------------------------

[Repeat as necessary.]

Quarter Ended 9/30/01

                           Form 13F Information Table

                                                             VALUE   SHARES/            PUT/  INVSTMT   OTHER     VOTING AUTHORITY
        NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT     PRN    CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
------------------------------   --------------  --------- --------  --------  ------- -----  -------  --------  ----  ------  ----
Aetna Inc                            common      00817Y108    4,767  165,000   28.8900  Call   Sole              Sole
Aetna Inc                            common      00817Y108    4,767  165,000   28.8900  Call  Defined     01     Sole
ATS Medical Inc.                     common      002083103       96   24,050    4.0000   SH    Sole              Sole
ATS Medical Inc.                     common      002083103       96   24,050    4.0000   SH   Defined     01     Sole
Bogen Communications Int'l           common       97189104      941  392,148    2.4000   SH    Sole              Sole
Bogen Communications Int'l           common       97189104      466  194,000    2.4000   SH   Defined     01     Sole
Cooper Industries, Inc.              common      216669101    2,074   50,000   41.4700  Call   Sole              Sole
Cooper Industries, Inc.              common      216669101    2,074   50,000   41.4700  Call  Defined     01     Sole
Deutsche Telekom AG                  common      251566105    1,550  100,000   15.5000  Call   Sole              Sole
Deutsche Telekom AG                  common      251566105    1,550  100,000   15.5000  Call  Defined     01     Sole
FMC Corporation                      common      302491303      980   20,000   48.9900  Call   Sole              Sole
FMC Corporation                      common      302491303      980   20,000   48.9900  Call  Defined     01     Sole
First Look Media Inc. - Wts         warrants     320737117       --   40,000     0.000   SH    Sole              Sole
First Look Media Inc. - Wts         warrants     320737117       --   30,000     0.000   SH   Defined     01     Sole
General Motors Corp - Class H        common      370442832      667   50,000   13.3300   SH    Sole              Sole
General Motors Corp - Class H        common      370442832      667   50,000   13.3300   SH   Defined     01     Sole
Gillette Co                          common      375766102   14,900  500,000   29.8000  Call   Sole              Sole
Gillette Co                          common      375766102   14,900  500,000   29.8000  Call  Defined     01     Sole
Global Light Telecommunications      common      37934X100      510  250,000    2.0400   SH    Sole              Sole
Global Light Telecommunications      common      37934X100      510  250,000    2.0400   SH   Defined     01     Sole
Guidant Corporation                  common      401698105    3,850  100,000   38.5000   SH    Sole              Sole
Guidant Corporation                  common      401698105    3,850  100,000   38.5000   SH   Defined     01     Sole
The Gymboree Corporation             common      403777105      163   25,000    6.5000   SH    Sole              Sole
The Gymboree Corporation             common      403777105      163   25,000    6.5000   SH   Defined     01     Sole
ImClone Systems Inc                  common      45245W109      424    7,500   56.5500   SH    Sole              Sole
ImClone Systems Inc                  common      45245W109      424    7,500   56.5500   SH   Defined     01     Sole
Intelli-Check Inc                    common      45817G102      502   42,500   11.8100   SH    Sole              Sole
Intelli-Check Inc                    common      45817G102      502   42,500   11.8100   SH   Defined     01     Sole
JDS Uniphase Corporation             common      46612J101    1,261  199,500    6.3200   SH    Sole              Sole
Marvel Enterprises Inc. 8%         conv. prf     57383M207      952  312,131    3.0500   SH    Sole              Sole
Marvel Enterprises Inc. 8%         conv. prf     57383M207      635  208,086    3.0500   SH   Defined     01     Sole
NextWave Telecom Inc.                common      65332M103    4,875  500,000    9.7500   SH    Sole              Sole
NextWave Telecom Inc.                common      65332M103    4,875  500,000    9.7500   SH   Defined     01     Sole
Newport News Shipbuilding Inc        common      652228107    3,360   50,000   67.2000  Call   Sole              Sole
Newport News Shipbuilding Inc        common      652228107    3,360   50,000   67.2000  Call  Defined     01     Sole
Pepsico Inc                          common      713448108   18,127  373,750   48.5000  Call   Sole              Sole
Pepsico Inc                          common      713448108   18,127  373,750   48.5000  Call  Defined     01     Sole
Shoney's Inc.                        common      825039100       44  145,000    0.3000   SH    Sole              Sole
Shoney's Inc.                        common      825039100       38  127,500    0.3000   SH   Defined     01     Sole
Sirius Satellite Radio Inc           common      82966U103      135   37,500    3.5900   SH    Sole              Sole
Sirius Satellite Radio Inc           common      82966U103      135   37,500    3.5900   SH   Defined     01     Sole
Sybron Dental Specialties Inc.       common      871142105    2,325  125,000   18.6000   SH    Sole              Sole
Sybron Dental Specialties Inc.       common      871142105    2,325  125,000   18.6000   SH   Defined     01     Sole
Texaco Inc                           common      881694103    6,500  100,000   65.0000   SH    Sole              Sole
Texaco Inc                           common      881694103       --       --   65.0000   SH   Defined     01     Sole
Ticketmaster                         common      88633P203      776   75,000   10.3500   SH    Sole              Sole
Ticketmaster                         common      88633P203      776   75,000   10.3500   SH   Defined     01     Sole
Visible Genetics Inc                 common      928295104    2,970  150,000   19.8000   SH    Sole              Sole
Visible Genetics Inc                 common      928295104    2,970  150,000   19.8000   SH   Defined     01     Sole
Visible Genetics Inc                 common      928295104      248   12,500   19.8000  Call   Sole              Sole
Visible Genetics Inc                 common      928295104      248   12,500   19.8000  Call  Defined     01     Sole
The Walt Disney Company              common      254687106      931   50,000   18.6200  Call   Sole              Sole
The Walt Disney Company              common      254687106      931   50,000   18.6200  Call  Defined     01     Sole
Willamette Industries Inc            common      969133107    3,757   83,500   44.9900  Call   Sole              Sole
Willamette Industries Inc            common      969133107    3,734   83,000   44.9900  Call  Defined     01     Sole
The Williams Companies Inc.          common      969457100        5      177   27.3000   SH    Sole              Sole
Wyndham International Inc            common      983101106      374  575,000    0.6500   SH    Sole              Sole
Wyndham International Inc            common      983101106      374  575,000    0.6500   SH   Defined     01     Sole


                                                            147,534